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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated January 15, 2010 to PROSPECTUSES dated May 1, and
                                December 4, 2009

The information below supplements prospectuses dated May 1, 2009 for VENTURE VARIABLE ANNUITY Contracts issued on or after May 1, 2009 (as supplemented November 13, and November 23, 2009), and prospectuses dated December 4, 2009 for VENTURE 4 VARIABLE ANNUITY Contracts, all issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Supplement").

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

                     Changes to Variable Investment Options

This Supplement describes the following changes to several Investment Options currently available in your Contract:

      - Effective January 1, 2010, MFC Global Investment Management (U.S.A.) Limited ceased providing subadvisory services to the following funds-of-funds:

               -    Core Allocation Trust

               -    Core Balanced Trust

               -    Core Disciplined Diversification Trust

     - Effective January 1, 2010, Deutsche Investment Management Americas Inc. commenced providing subadvisory consulting services directly to John Hancock Investments Management Services, LLC, the investment adviser to the John Hancock Trust, in its management of the following funds-of-funds:

               -    Lifestyle Balanced

               -    Lifestyle Conservative

               -    Lifestyle Growth, and

               -    Lifestyle Moderate

Accordingly, we revise and replace in their entirety the disclosure in the following sections of the Annuity Prospectus.

FRONT PAGE

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Subaccount invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investments Management Services, LLC ("JHIMS LLC") is the investment adviser to the John Hancock Trust. We show the Portfolio's manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the Portfolio:


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                               JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
                                  Core Allocation Trust
                                  Core Balanced Trust
                                  Core Disciplined Diversification Trust
                               MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                  Core Fundamental Holdings Trust
                                  Core Global Diversification Trust
                                  Core Strategy Trust
                                  Lifestyle Balanced Trust
                                  Lifestyle Conservative Trust
                                  Lifestyle Growth Trust
                                  Lifestyle Moderate Trust
                                  Money Market Trust

V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS - THE PORTFOLIOS

THE PORTFOLIOS

....

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts ("JHT Funds of Funds") is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks. Effective January 1, 2010 JHIMS LLC retained Deutsche Investment Management Americas Inc. ("DIMA") to provide direct subadvisory consulting services in its management of the Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios.

....

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE PORTFOLIOS THAT ARE OPERATED AS FEEDER FUNDS), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


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                               JOHN HANCOCK TRUST

     We show the Portfolio's manager in bold above the name of the Portfolio and we list the portfolios alphabetically by manager.

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

   Core Allocation Trust                             Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in the underlying Portfolio Core Allocation
                                                     Plus Trust. The Portfolio is a fund-of-funds and
                                                     is authorized to invest in other underlying
                                                     Portfolios and investment companies.

   Core Balanced Trust                               Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in the underlying Portfolio Balanced Trust.
                                                     The Portfolio is a fund-of-funds and is authorized
                                                     to invest in other underlying Portfolios and
                                                     investment companies.

   Core Disciplined Diversification Trust            Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in the underlying Portfolio Disciplined
                                                     Diversification Trust. The Portfolio is a
                                                     fund-of-funds and is authorized to invest in other
                                                     underlying Portfolios and investment companies.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   Core Fundamental Holdings Trust                   Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in underlying Portfolios that are series of
                                                     the American Funds Insurance Series. The Portfolio
                                                     is a fund-of-funds and is authorized to invest in
                                                     other underlying Portfolios and investment
                                                     companies.

   Core Global Diversification Trust                 Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a significant portion of its
                                                     assets, directly or indirectly through underlying
                                                     Portfolios, in securities that are located outside
                                                     the U.S. The Portfolio is a fund-of-funds and is
                                                     authorized to invest in other underlying
                                                     Portfolios and investment companies.

   Core Strategy Trust                               Seeks long term growth of capital; current income
                                                     is also a consideration. To do this, the Portfolio
                                                     invests approximately 70% of its total assets in
                                                     underlying Portfolios which invest primarily in
                                                     equity securities and approximately 30% of its
                                                     total assets in underlying Portfolios which invest
                                                     primarily in fixed income securities.

   Lifestyle Balanced Trust                          Seeks a balance between a high level of current
                                                     income and growth of capital, with a greater
                                                     emphasis on growth of capital. The Portfolio
                                                     operates as a fund-of-funds and normally invests
                                                     approximately 40% of its assets in underlying
                                                     Portfolios which invest primarily in fixed income
                                                     securities, and approximately 60% in underlying
                                                     Portfolios which invest primarily in equity
                                                     securities. The subadviser may change this
                                                     allocation from time to time.


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                               JOHN HANCOCK TRUST

     We show the Portfolio's manager in bold above the name of the Portfolio and we list the portfolios alphabetically by manager.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

   Lifestyle Conservative Trust                      Seeks a high level of current income with some
                                                     consideration given to growth of capital. The
                                                     Portfolio operates as a fund-of-funds and normally
                                                     invests approximately 80% of its assets in
                                                     underlying Portfolios which invest primarily in
                                                     fixed income securities, and approximately 20% in
                                                     underlying Portfolios which invest primarily in
                                                     equity securities. The subadviser may change this
                                                     allocation from time to time.

   Lifestyle Growth Trust                            Seeks long-term growth of capital. Current income
                                                     is also a consideration. The Portfolio operates as
                                                     a fund-of-funds and normally invests approximately
                                                     20% of its assets in underlying Portfolios which
                                                     invest primarily in fixed income securities, and
                                                     approximately 80% in underlying Portfolios which
                                                     invest primarily in equity securities. The
                                                     subadviser may change this allocation from time to
                                                     time.

   Lifestyle Moderate Trust                          Seeks a balance between a high level of current
                                                     income and growth of capital, with a greater
                                                     emphasis on income. The Portfolio operates as a
                                                     fund-of-funds and normally invests approximately
                                                     60% of its assets in underlying Portfolios which
                                                     invest primarily in fixed income securities, and
                                                     approximately 40% in underlying Portfolios which
                                                     invest primarily in equity securities. The
                                                     subadviser may change this allocation from time to
                                                     time.

   Money Market Trust                                Seeks to obtain maximum current income consistent
                                                     with preservation of principal and liquidity. To
                                                     do this, the Portfolio invests in high quality,
                                                     U.S. dollar denominated money market instruments.

                                                     Note: Amounts in the Money Market Portfolio are
                                                     not insured or guaranteed by the Federal Deposit
                                                     Insurance Corporation, U.S. Government, or any
                                                     U.S. Government agency. While not guaranteed, the
                                                     Portfolio intends to maintain, to the extent
                                                     practicable, a constant per share NAV of $10.00.
                                                     The returns of the Money Market Subaccount in your
                                                     Contract may become extremely low or possibly
                                                     negative whenever the net income earned, if any,
                                                     by the underlying Money Market Portfolio is not
                                                     sufficient to offset the Contract's expense
                                                     deductions.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED JANUARY 15, 2010

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
01/10:   333-70728    033-79112
         333-162245   333-162244
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